Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Investments in associates beginning balance	$ 82,902	$ 44,011
Acquistions	136,529	14,974
Exercise of warrants	14,519	775
Transfer from other investments	0	13,068
Share of loss, net	(6,114)	(6,623)
Share of other comprehensive income, net .	(537)	1,264
Net gain (loss) on ownership dilution	30,560	12,023
Disposals	(426)	0
Gain on disposal	0	3,410
Investments in associates end of period	$ 257,433	$ 82,902